UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Albert P. Viragh, Jr.
Rydex Dynamic Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

THE RYDEX DYNAMIC FUNDS

SEMI-ANNUAL REPORT JUNE 30, 2003
Titan 500 Fund Tempest 500 Fund Velocity 100 Fund Venture 100 Fund Titan 500 Master Portfolio Tempest 500 Master Portfolio Velocity 100 Master Portfolio Venture 100 Master Portfolio

RDFSA-3-8/03

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not intended for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

SEMI-ANNUAL REPORT 1

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN	2>

DYNAMIC FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	4

STATEMENTS OF OPERATIONS	6

STATEMENTS OF CHANGES IN NET ASSETS	8

FINANCIAL HIGHLIGHTS	10

DYNAMIC PORTFOLIOS

SCHEDULES OF INVESTMENTS	18

STATEMENTS OF ASSETS AND LIABILITIES	34

STATEMENTS OF OPERATIONS	36

STATEMENTS OF CHANGES IN NET ASSETS	38

FINANCIAL HIGHLIGHTS	40

NOTES TO FINANCIAL STATEMENTS	44

DEAR SHAREHOLDER:

Looking back on aggregate stock market returns for the first six months of 2003—a 11.76% gain for the S&P 500®Index, and 22.08% for the technology-heavy Nasdaq 100 Index®—one might mistakenly conclude that the stock market was calm and confident during this period.When we look at the first two quarters of the year separately, however, we see that the market made a rather dramatic reversal halfway through the period covered by this report.

The first quarter of 2003 was marked not so much by despair as by paralysis. As the country prepared for war in the Middle East, a high level of economic uncertainty kept investors on the sidelines. By March 31, the large-cap S&P 500 and the small-cap Russell 2000 Index had slid 3.15% and 4.49%, respectively.

The technology-heavy Nasdaq 100, on the other hand, eked out a 3.49% gain in the first quarter, presaging a dramatic change of sentiment that was to occur in May. Buoyed by a quick military success and better-than-expected first quarter earnings, market participants began to assume that the economic glass was half full rather than half empty.The performance of our long leveraged funds reflected this change.Technology stocks led a rally that lasted until the end of the second quarter, helping the Rydex Velocity 100 Fund to return 40.06% for the six-month period. Rydex Titan 500 Fund, a leveraged fund based on the S&P 500, returned a healthy 18.79% for the half year.

Not surprisingly, Rydex Tempest 500 Fund and Rydex Venture 100 Fund—which take inverse positions to the equity markets—posted negative returns, but they may well have served useful purposes for investors who employed them for short-term hedging during this volatile period.

Improving economic data and corporate earnings have continued to bolster spirits on Wall Street in recent months.The possibility of higher interest rates triggered by growing public sector deficits is a worry for the coming years, but in the near term, the markets appear to be appropriately focused on corporate profits. It is our hope that the extreme volatility that has been characteristic of recent years may be coming to an end, creating a more favorable environment for the equity markets.

Sincerely,

Albert P. (“Skip”) Viragh, Jr.
Chairman of the Board

SEMI-ANNUAL REPORT 3

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STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

Titan 500
Fund

ASSETS
Investments in Master Portfolio* (Note 3)	$190,632,634
Receivable for Securities Sold (Note 1)	15,534,097
Receivable for Shares Purchased	8,851,103
Receivable from Master Portfolio	1,307
Other Assets	1,785

Total Assets	215,020,926

LIABILITIES
Payable for Securities Purchased (Note 1)	—
Portfolio Accounting Fee Payable (Note 4)	25,670
Liability for Shares Redeemed	24,273,318
Transfer Agent Fee Payable (Note 4)	42,783
Distribution and Service Fee Payable (Note 4)	71,753
Other Liabilities	43,674

Total Liabilities	24,457,198

NETASSETS(Note 9)	$190,563,728

H CLASS:
Net Assets	$153,195,843
Shares Outstanding	6,088,947
Net Asset Value Per Share	$25.16

C CLASS:
Net Assets	$37,367,885
Shares Outstanding	1,520,462
Net Asset Value Per Share	$24.58

* The cost of Investment in Master Portfolio is $196,497,852, $541,876,108, $300,248,502 and $412,043,451, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 5

June 30, 2003

Tempest 500	Velocity 100	Venture 100
Fund	Fund	Fund

$502,142,103	$305,055,252	$380,005,149
—	2,921,790	—
16,327,217	17,093,778	20,025,716
455	378	586
—	—	154

518,469,775	325,071,198	400,031,605

9,690,775	—	12,742,208
57,777	38,005	41,857
6,429,012	19,872,599	7,129,983
96,295	63,342	69,762
130,266	90,365	98,733
126,620	66,171	87,614

16,530,745	20,130,482	20,170,157

$501,939,030	$304,940,716	$379,861,448

$465,657,571	$268,455,468	$351,725,176
6,589,446	18,963,918	8,283,270
$70.67	$14.16	$42.46

$36,281,459	$36,485,248	$28,136,272
521,947	2,699,713	670,968
$69.51	$13.51	$41.93

STATEMENTS OF OPERATIONS (Unaudited)

Titan 500
Fund

INVESTMENT INCOME
Total Income	$—

EXPENSES
Transfer Agent Fees (Note 4)	202,805
Distribution & Service Fees: (Note 4)
H Class	169,638
C Class	132,671
Audit and Outside Services (Note 1)	17,131
Accounting Fees (Note 4)	89,678
Trustees' Fees	6,034
Miscellaneous	71,351
Expenses Previously Reimbursed by Advisor (Note 4)	54,088

Total Expenses	743,396

Net Investment Loss	(743,396)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1)
Net Realized Gain (Loss) on:
Investment Securities	45,699,184

Total Net Realized Gain (Loss)	45,699,184

Net Change in Unrealized Depreciation on:
Investment Securities	(20,925,216)

Net Change in Unrealized Depreciation	(20,925,216)

Net Gain (Loss) on Investments	24,773,968

Net Increase (Decrease) in Net Assets from Operations	$24,030,572

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 7

Period Ended June 30, 2003

Tempest 500	Velocity 100	Venture 100
Fund	Fund	Fund

$—	$—	$—

611,747	301,048	462,281

577,518	272,277	430,524
136,915	115,084	127,026
51,814	23,305	44,946
233,767	131,845	184,922
13,861	7,960	11,294
245,788	111,764	174,160
181,966	77,693	136,687

2,053,376	1,040,976	1,571,840

(2,053,376)	(1,040,976)	(1,571,840)

(44,973,878)	105,790,878	(67,712,937)

(44,973,878)	105,790,878	(67,712,937)

(113,171,221)	(31,120,106)	(119,116,554)

(113,171,221)	(31,120,106)	(119,116,554)

(158,145,099)	74,670,772	(186,829,491)

$(160,198,475)	$73,629,796	$(188,401,331)

STATEMENTS OF CHANGES IN NET ASSETS

	Titan 500 Fund

	Period	Year
	Ended	Ended
	June 30,	December 31,
	2003*	2002

FROM OPERATIONS
Net Investment Loss	$(743,396)	$(1,213,138)
Net Realized Gain (Loss) on Investments	45,699,184	(71,771,425)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(20,925,216)	(4,240,525)

Net Increase (Decrease) in Net Assets from Operations	24,030,572	(77,225,088)

Distributions to Shareholders From: (Note 1)
Realized Gain on Investment
H Class	—	—
C Class	—	—

Total Distributions to Shareholders	—	—

Net Increase in Net Assets From
Share Transactions (Note 8)	30,326,277	107,681,203

Net Increase (Decrease) in Net Assets	54,356,849	30,456,115
NET ASSETS—Beginning of Period	136,206,879	105,750,764

NET ASSETS—End of Period	$190,563,728	$136,206,879

* Unaudited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 9

Tempest 500 Fund		Velocity 100 Fund		Venture 100 Fund

Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2003*	2002	2003*	2002	2003*	2002

$(2,053,376)	$(1,992,740)	$(1,040,976)	$(1,675,613)	$(1,571,840)	$(1,909,948)
(44,973,878)	11,820,249	105,790,878	(197,804,194)	(67,712,937)	4,093,736

(113,171,221)	61,780,029	(31,120,106)	(35,448,563)	(119,116,554)	69,036,584

(160,198,475)	71,607,538	73,629,796	(234,928,370)	(188,401,331)	71,220,372

—	(2,732,203)	—	—	—	(8,176,740)
—	(169,264)	—	—	—	(401,218)

—	(2,901,467)	—	—	—	(8,577,958)

304,389,661	159,573,292	53,056,672	200,483,035	246,233,684	117,343,891

144,191,186	228,279,363	126,686,468	(34,445,335)	57,832,353	179,986,305
357,747,844	129,468,481	178,254,248	212,699,583	322,029,095	142,042,790

$501,939,030	$357,747,844	$304,940,716	$178,254,248	$379,861,448	$322,029,095

FINANCIAL HIGHLIGHTS

			H Class

			Titan 500 Fund

	Period		Year	Year
	Ended		Ended	Ended
	June 30,		December 31,	December 31,
	2003††		2002†††	2001†††

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$21.18		$39.66	$60.03

Net Investment Income (Loss)†		(.09)	(.21)	(.24)
Net Realized and Unrealized
Gains (Losses) on Securities	4.07		(18.27)	(20.13)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	3.98		(18.48)	(20.37)
Distributions to Shareholders
From Net Investment Income	—		—	—
From Realized Gain on Investments	—		—	—

Net Increase (Decrease) in Net Asset Value	3.98		(18.48)	(20.37)

Net Asset Value—End of Period	$25.16		$21.18	$39.66

Total Investment Return	18.79%		(46.60)%	(33.93)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
corresponding Master Portfolio	1.73	%**	1.75%	1.89%
Net Expenses, including expenses of the
corresponding Master Portfolio	1.73	%**	1.75%	1.75%
Net Investment Income (Loss)	(0.79	)%**	(0.81)%	(0.52)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***		354%	1,227%	1,494%
Net Assets, End of Period (000's omitted)	$153,196		$124,716	$97,786

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited
†††	Per share amounts for the periods ended December 31, 2000 through December 31, 2002 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.
*	Commencement of Operations: May 19, 2000 — Titan 500 Fund H Class and Tempest 500 Fund H Class.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 11

H Class	H Class

Titan 500 Fund			Tempest 500 Fund

Period	Period		Year	Year	Period
Ended	Ended		Ended	Ended	Ended
December 31,	June 30,		December 31,	December 31,	December 31,
2000*†††	2003††		2002	2001	2000*

$75.00	$93.27		$68.39	$56.61	$50.00

1.80	(.34)		(.71)	(.27)	.95

(16.74)	(22.26)		26.33	12.05	5.98

(14.94)	(22.60)		25.62	11.78	6.93

(.03)	—		—	—	(.32)
—	—		(.74)	—	—

(14.97)	(22.60)		24.88	11.78	6.61

$60.03	$70.67		$93.27	$68.39	$56.61

(19.92)%	(24.23)%		37.48%	20.81%	13.92%

2.21%**	1.74	%**	1.75%	1.75%	2.59	%**

1.75%**	1.74	%**	1.75%	1.75%	1.75	%**
4.08%**	(0.80	)%**	(0.81)%	(0.39)%	2.95	%**

—	—		—	—	—
$64,745	$465,658		$340,962	$128,237	$35,941

FINANCIAL HIGHLIGHTS (continued)

	H Class

	Velocity 100 Fund

	Period		Year	Year
	Ended		Ended	Ended
	June 30,		December 31,	December 31,
	2003†††		2002	2001

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$10.11		$32.06	$104.70

Net Investment Income (Loss)†		(.05)	(.12)	(.14)
Net Realized and Unrealized
Gains (Losses) on Securities	4.10		(21.83)	(72.50)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	4.05		(21.95)	(72.64)
Distributions to Shareholders
From Net Investment Income	—		—	—
From Realized Gain on Investments	—		—	—

Net Increase (Decrease) in Net Asset Value	4.05		(21.95)	(72.64)

Net Asset Value—End of Period	$14.16		$10.11	$32.06

Total Investment Return	40.06%		(68.47)%	(69.38)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
corresponding Master Portfolio	1.73	%**	1.75%	1.75%
Net Expenses, including expenses of the
corresponding Master Portfolio	1.73	%**	1.75%	1.75%
Net Investment Income (Loss)	(0.79	)%**	(0.81)%	(0.81)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***		290%	298%	733%
Net Assets, End of Period (000's omitted)	$268,455		$162,943	$197,495

†	Calculated using the average daily shares outstanding for the period.
††	Per share amounts for the period ended December 31, 2000 have been restated to reflect a 1:10 reverse stock split effective April 20, 2001.
††† Unaudited
*	Commencement of Operations: May 23, 2000 —Venture 100 Fund H Class; May 24, 2000 — Velocity 100 Fund H Class.
**	Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 13

H Class			H Class

Velocity 100 Fund			Venture 100 Fund

Period	Period		Year	Year	Period
Ended	Ended		Ended	Ended	Ended
December 31,	June 30,		December 31,	December 31,	December 31,
2000*††	2003†††		2002	2001	2000*

$250.00	$71.71		$48.87	$51.44	$50.00

2.30	(.22)		(.58)	(.29)	1.01

(147.60)	(29.03)		25.41	(2.28)	.90

(145.30)	(29.25)		24.83	(2.57)	1.91

—	—		—	—	(.47)
—	—		(1.99)	—	—

(145.30)	(29.25)		22.84	(2.57)	1.44

$104.70	$42.46		$71.71	$48.87	$51.44

(58.12)%	(40.79)%		50.92%	(5.00)%	3.92%

2.16%**	1.72	%**	1.75%	1.75%	2.41	%**

1.75%**	1.72	%**	1.75%	1.75%	1.75	%**
1.89%**	(0.79	)%**	(0.80)%	(0.50)%	4.87	%**

757%	—		—	—	—
$130,126	$351,725		$299,375	$136,249	$28,808

FINANCIAL HIGHLIGHTS (continued)

			C Class

			Titan 500 Fund

	Period		Year	Year
	Ended		Ended	Ended
	June 30,		December 31,	December 31,
	2003††		2002†††	2001†††

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$20.76		$39.24	$60.00

Net Investment Income (Loss)†	(.17)		(.42)	(.57)
Net Realized and Unrealized
Gains (Losses) on Securities	3.99		(18.06)	(20.19)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	3.82		(18.48)	(20.76)
Distributions to Shareholders
From Realized Gain on Investments	—		—	—

Net Increase (Decrease) in Net Asset Value	3.82		(18.48)	(20.76)

Net Asset Value—End of Period	$24.58		$20.76	$39.24

Total Investment Return	18.40%		(47.09)%	(34.60)%
RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
corresponding Master Portfolio	2.48	%**	2.50%	2.64%
Net Expenses, including expenses of the
corresponding Master Portfolio	2.48	%**	2.50%	2.50%
Net Investment Income (Loss)	(1.54	)%**	(1.56)%	(2.08)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	354%		1,227%	1,494%
Net Assets, End of Period (000's omitted)	$37,368		$11,491	$7,965

†	Calculated using the average daily shares outstanding for the period.
††	Unaudited
†††	Per share amounts for the periods ended December 31, 2000 through December 31, 2002 have been restated to reflect a 1:3 reverse stock split effective April 21, 2003.
*	Commencement of Operations: November 27, 2000 — Titan 500 Fund C Class; March 7, 2001 — Tempest 500 Fund C Class.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 15

C Class				C Class

Titan 500 Fund		Tempest 500 Fund

Period		Period		Year	Period
Ended		Ended		Ended	Ended
December 31,		June 30,		December 31,	December 31,
2000*†††		2003††		2002	2001*

$64.02		$92.07		$67.98	$61.02

.18		(.63)		(1.36)	(.88)

(4.20)		(21.93)		26.19	7.84

(4.02)		(22.56)		24.83	6.96

—		—		(.74)	—

(4.02)		(22.56)		24.09	6.96

$60.00		$69.51		$92.07	$67.98

(6.28)%		(24.50)%		36.54%	11.41%

2.50	%**	2.49	%**	2.50%	2.50	%**

2.50	%**	2.49	%**	2.50%	2.50	%**
3.10	%**	(1.55	)%**	(1.49)%	(1.52	)%**

—		—		—	—
$190		$36,281		$16,786	$1,231

FINANCIAL HIGHLIGHTS (concluded)

			C Class

	Velocity 100 Fund

	Period		Year	Year
	Ended		Ended	Ended
	June 30,		December 31,	December 31,
	2003†††		2002	2001

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$9.69		$31.45	$104.50

Net Investment Loss†	(.09)		(.19)	(.45)
Net Realized and Unrealized Gains
(Losses) on Securities	3.91		(21.57)	(72.60)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	3.82		(21.76)	(73.05)
Distributions to Shareholders
From Realized Gain on Investments	—		—	—

Net Increase (Decrease) in Net Asset Value	3.82		(21.76)	(73.05)

Net Asset Value—End of Period	$13.51		$9.69	$31.45

Total Investment Return	39.42%		(69.19)%	(69.90)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses, including expenses of the
corresponding Master Portfolio	2.46	%**	2.50%	2.50%
Net Expenses, including expenses of the
corresponding Master Portfolio	2.46	%**	2.50%	2.50%
Net Investment Loss	(1.52	)%**	(1.54)%	(1.58)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	290%		298%	733%
Net Assets, End of Period (000's omitted)	$36,485		$15,311	$15,205

†	Calculated using the average daily shares outstanding for the period.
††	Per share amounts for the period ended December 31, 2000 have been restated to reflect a 1:10 reverse stock split effective April 20, 2001.
†††	Unaudited
*	Commencement of Operations: November 20, 2000 —Velocity 100 Fund C Class; March 8, 2001 —Venture 100 Fund C Class.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 17

C Class				C Class

Velocity 100 Fund		Venture 100 Fund

Period		Period		Year	Period
Ended		Ended		Ended	Ended
December 31,		June 30,		December 31,	December 31,
2000*††		2003†††		2002	2001*

$160.00		$71.08		$48.72	$57.68

(2.00)		(.41)		(1.13)	(.69)

(53.50)		(28.74)		25.48	(8.27)

(55.50)		(29.15)		24.35	(8.96)

—		—		(1.99)	—

(55.50)		(29.15)		22.36	(8.96)

$104.50		$41.93		$71.08	$48.72

(34.69)%		(41.01)%		50.09%	(15.53)%

2.50	%**	2.47	%**	2.50%	2.50	%**

2.50	%**	2.47	%**	2.50%	2.50	%**
(14.36	)%**	(1.54	)%**	(1.60)%	(1.42	)%**

757%		—		—	—
$83		$28,136		$22,654	$5,794

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 82.9%
FINANCIALS 16.9%
Diversified Financials 6.9%
Citigroup, Inc.	105,300	$4,506,840
Fannie Mae	25,600	1,726,464
JP Morgan Chase
& Co.	40,000	1,367,200
Freddie Mac	22,896	1,162,430
Merrill Lynch & Co.,
Inc.	23,700	1,106,316
Lehman Brothers
Holdings, Inc.	13,100	870,888
The Bear Stearns
Cos., Inc.	8,700	630,054
Morgan Stanley	11,400	487,350
Capital One
Financial Corp.	8,800	432,784
MBNA Corp.	19,500	406,380
American Express
Co.	8,200	342,842
Principal Financial
Group	9,400	303,150
Goldman Sachs
Group, Inc.	605	50,669

Total Diversified Financials		13,393,367

Banks 5.7%
Bank of America
Corp.	35,300	2,789,759
Wachovia Corp.	39,999	1,598,360
US Bancorp	54,600	1,337,700
Washington
Mutual, Inc.	32,300	1,333,990
Golden West
Financial Corp.	10,900	872,109
Wells Fargo & Co.	17,000	856,800
Bank One Corp.	19,500	725,010
Huntington
Bancshares, Inc.	31,100	607,072
FleetBoston Financial
Corp.	11,400	338,694
SouthTrust Corp.	9,500	258,400
Zions Bancorporation	2,400	121,464
Keycorp	3,200	80,864
Union Planters Corp.	2,300	71,369

		MARKET
		VALUE
	SHARES	(NOTE 1)

SunTrust Banks, Inc.	1,000	$59,340
PNC Financial Services
Group, Inc.	300	14,643
First Tennessee
National Corp.	100	4,391

Total Banks		11,069,965

Insurance 4.2%
American International
Group	39,800	2,196,164
The Allstate Corp.	30,100	1,073,065
Prudential Financial,
Inc.	29,000	975,850
Metlife, Inc.	27,200	770,304
Torchmark Corp.	18,500	689,125
ACE, Ltd.	16,900	579,501
MBIA, Inc.	11,200	546,000
John Hancock Financial
Services, Inc.	16,800	516,264
Travelers Property Casualty
Corp. — Class B	15,600	246,012
XL Capital Ltd. —
Class A	1,400	116,200
MGIC Investment
Corp.	2,000	93,280
The Progressive
Corp.	1,200	87,720
AON Corp.	2,900	69,832
Safeco Corp.	1,800	63,504

Total Insurance		8,022,821

Real Estate 0.1%
Equity Office
Properties Trust	4,300	116,143

Total Real Estate		116,143

Total Financials		32,602,296

INFORMATION TECHNOLOGY 13.4%
Software 4.3%
Microsoft Corp	170,701	4,371,653
Oracle Corp.*	103,601	1,245,284
Intuit, Inc..*	17,500	779,275
BMC Software, Inc.*	41,500	677,695
Computer Associates
International, Inc.	24,500	545,860

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 19

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Veritas Software
Corp.*	5,600	$160,552
Compuware Corp.*	25,000	144,250
Adobe Systems, Inc.	4,300	137,901
Citrix Systems, Inc.*	5,700	116,052
Siebel Systems, Inc.*	11,800	112,572
Mercury Interactive
Corp.*	1,200	46,332

Total Software		8,337,426

Computers & Peripherals 2.8%
International Business
Machines Corp.	29,400	2,425,500
Hewlett-Packard Co.	51,900	1,105,470
Dell Computer
Corp.*	25,800	824,568
EMC Corp./
Massachusetts*	60,700	635,529
Lexmark International,
Inc. — Class A*	3,500	247,695
Sun Microsystems,
Inc.*	49,900	229,540

Total Computers &
Peripherals		5,468,302

Semiconductor Equipment
& Products 2.7%
Intel Corp.	138,199	2,872,328
Texas Instruments,
Inc.	36,100	635,360
Analog Devices,
Inc.*	12,700	442,214
Applied Materials,
Inc.*	21,300	337,818
Maxim Integrated
Products	6,700	229,073
Xilinx, Inc.*	6,000	151,860
Broadcom Corp.*	4,700	117,077
National Semiconductor
Corp.*	4,500	88,740
Linear Technology
Corp.	1,800	57,978
QLogic Corp.*	1,000	48,330
Nvidia Corp.*	2,100	48,321
PMC —
Sierra, Inc.*	4,000	46,920

		MARKET
		VALUE
	SHARES	(NOTE 1)

Novellus
Systems, Inc.*	1,200	$43,945
Altera Corp.*	2,400	39,360
Micron Technology,
Inc.*	800	9,304

Total Semiconductor
Equipment & Products		5,168,628

Communications Equipment 2.6%
Cisco Systems, Inc.*	155,699	2,598,616
Qualcomm, Inc.	24,200	865,150
Motorola, Inc.	86,200	812,866
Comverse Technology,
Inc.*	15,900	238,977
Lucent Technologies,
Inc.*	75,500	153,265
Corning, Inc.*	20,400	150,756
Scientific-Atlanta,
Inc.	4,400	104,896
Avaya, Inc.*	5,500	35,530
Andrew Corp.*	1,600	14,720

Total Communications
Equipment		4,974,776

IT Consulting & Services 0.4%
Fiserv, Inc.*	6,200	220,782
Concord EFS, Inc.*	12,900	189,888
First Data Corp.	3,900	161,616
Electronic Data
Systems Corp.	5,900	126,555
Convergys Corp.*	4,300	68,800
Automatic Data
Processing	1,000	33,860
Sungard Data
Systems, Inc.*	1,300	33,683

Total IT Consulting &
Services		835,184

Electronic Equipment
& Instruments 0.3%
Symbol Technologies,
Inc.	16,100	209,461
Jabil Circuit, Inc.*	5,000	110,500
Solectron Corp.*	21,800	81,532
Sanmina-SCI
Corp.*	8,200	51,742

* Non-Income Producing Securities

See Notes to Financial Statements.

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

PerkinElmer, Inc.	1,800	$24,858
Agilent Technologies,
Inc.*	400	7,820

Total Electronic Equipment
& Instruments		485,913

Internet Software &
Services 0.2%
Yahoo!, Inc.*	10,400	340,704

Total Internet Software
& Services		340,704

Office Electronics 0.1%
Xerox Corp.*	15,000	158,850

Total Office Electronics		158,850

Total Information
Technology		25,769,783

HEALTH CARE 12.3%
Pharmaceuticals 6.6%
Pfizer, Inc.	121,400	4,145,810
Merck & Co., Inc.	40,099	2,427,994
Johnson & Johnson	41,200	2,130,040
Wyeth	23,400	1,065,870
Watson Pharmaceuticals,
Inc.*	16,200	653,994
Eli Lilly & Co.	9,400	648,318
Abbott Laboratories	14,000	612,640
Schering-Plough Corp.	17,400	323,640
Allergan, Inc.	3,600	277,560
Bristol-Myers
Squibb Co.	9,700	263,355
King Pharmaceuticals,
Inc.*	15,400	227,304

Total Pharmaceuticals		12,776,525

Health Care Providers
& Services 2.8%
UnitedHealth Group,
Inc.	24,000	1,206,000
McKesson Corp.	26,100	932,814
Anthem, Inc.*	11,100	856,365
WellPoint Health
Networks*	6,700	564,810
Aetna, Inc.	8,100	487,620

		MARKET
		VALUE
	SHARES	(NOTE 1)

Quintiles Transnational
Corp.*	27,600	$391,644
Quest Diagnostics*	4,100	261,580
HCA, Inc.	7,300	233,892
Tenet Healthcare
Corp.*	12,000	139,800
Cigna Corp.	2,800	131,432
Cardinal Health, Inc. .	1,500	96,450

Total Health Care Providers
& Services		5,302,407

Health Care Equipment & Supplies 1.6%
Becton Dickinson
& Co.	18,501	718,764
Bausch & Lomb, Inc.	17,700	663,750
Medtronic, Inc.	13,000	623,610
C.R. Bard, Inc.	5,300	377,943
Baxter International,
Inc.	11,100	288,600
St.Jude Medical, Inc.*	4,500	258,750
Zimmer Holdings,
Inc.*	1,700	76,585
Stryker Corp.	500	34,685

Total Health Care Equipment
& Supplies		3,042,687

Biotechnology 1.3%
Amgen, Inc.*	21,300	1,404,522
Chiron Corp.*	17,700	773,844
Medimmune, Inc.*	7,900	287,323
Genzyme Corp. —
General Division*	2,300	96,140

Total Biotechnology		2,561,829

Total Health Care		23,683,448

CONSUMER STAPLES 9.7%
Food & Drug Retailing 3.3%
Wal-Mart Stores, Inc.	90,400	4,851,768
CVS Corp.	17,000	476,510
Kroger Co.*	19,400	323,592
Sysco Corp.	10,300	309,412
Safeway, Inc.*	10,900	223,014
Albertson’s, Inc.	6,300	120,960
Supervalu, Inc.	4,400	93,808

Total Food & Drug Retailing		6,399,064

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 21

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Household Products 2.0%
Procter & Gamble
Co.	29,900	$2,666,482
Clorox Co.	18,100	771,965
Kimberly-Clark
Corp.	7,000	364,980

Total Household Products		3,803,427

Beverages 1.9%
The Coca-Cola Co.	33,700	1,564,017
PepsiCo., Inc.	25,700	1,143,650
Coca-Cola
Enterprises, Inc.	39,900	724,185
Anheuser-Busch
Cos., Inc.	3,200	163,360
Pepsi Bottling
Group, Inc.	5,000	100,100

Total Beverages		3,695,312

Tobacco 1.0%
Altria Group, Inc.	42,100	1,913,024

Total Tobacco		1,913,024

Food Products 0.9%
Sara Lee Corp.	48,700	916,047
ConAgra Foods, Inc.	28,300	667,880
Campbell Soup Co.	6,000	147,000
Hershey Foods Corp.	1,000	69,660

Total Food Products		1,800,587

Personal Products 0.6%
The Gillette Co.	37,400	1,191,564

Total Personal Products		1,191,564

Total Consumer Staples		18,802,978

CONSUMER DISCRETIONARY 9.1%
Media 4.4%
Viacom, Inc. —
Class B*	45,300	1,977,798
AOL Time Warner,
Inc.*	104,900	1,687,841
Comcast Corp. —
Class A*	36,900	1,113,642
Tribune Co.	18,100	874,230
Walt Disney Co.	40,100	791,975

		MARKET
		VALUE
	SHARES	(NOTE 1)

The McGraw Hill
Cos., Inc.	12,701	$787,462
Clear Channel Communications,
Inc.*	14,700	623,133
Omnicom Group	4,800	344,160
Univision Communications,
Inc. — Class A*	7,000	212,800
Interpublic Group of
Cos., Inc.	7,600	101,688

Total Media		8,514,729

Specialty Retail 1.8%
Home Depot, Inc.	40,800	1,351,296
The Gap, Inc.	34,200	641,592
Bed Bath &
Beyond, Inc.*	13,800	535,578
Best Buy Co., Inc.*	6,500	285,480
Autonation, Inc.*	16,600	260,952
Ltd Brands	8,700	134,850
The Sherwin-Williams
Co.	4,400	118,272
Office Depot, Inc.*	4,300	62,393
AutoZone, Inc.*	700	53,179
Staples, Inc.*	2,200	40,370
RadioShack Corp.	700	18,417

Total Specialty Retail		3,502,379

Leisure Equipment & Products 1.0%
Mattel, Inc.	37,200	703,824
Hasbro, Inc.	36,601	640,152
Eastman Kodak Co.	21,500	588,025

Total Leisure Equipment
& Products		1,932,001

Household Durables 0.6%
Centex Corp.	7,800	606,762
Snap-On, Inc.	16,900	490,607
Whirlpool Corp.	1,800	114,660
The Stanley Works	700	19,320

Total Household Durables		1,231,349

Hotels Restaurants & Leisure 0.6%
Starbucks Corp.*	23,400	573,768
McDonald’s Corp.	20,400	450,024
Hilton Hotels Corp.	7,600	97,204

* Non-Income Producing Securities

See Notes to Financial Statements.

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

International Game
Technology*	700	$71,631

Total Hotels Restaurants
& Leisure		1,192,627

Automobiles 0.3%
Ford Motor Co.	46,800	514,332
Harley-Davidson,
Inc.	1,500	59,790

Total Automobiles		574,122

Multiline Retail 0.3%
Federated Department
Stores	7,400	272,690
Target Corp.	4,500	170,280
The May Department
Stores Co.	3,500	77,910
Dollar General Corp.	2,400	43,824

Total Multiline Retail		564,704

Textiles & Apparel 0.1%
Reebok International,
Ltd.*	2,300	77,349

Total Textiles & Apparel		77,349

Auto Components 0.0%
Delphi Corp.	1,400	12,082

Total Auto Components		12,082

Total Consumer
Discretionary		17,601,342

INDUSTRIALS 8.7%
Industrial Conglomerates 3.4%
General Electric Co.	179,099	5,136,560
Tyco International,
Ltd.	55,400	1,051,492
3M Co.	1,900	245,062

Total Industrial Conglomerates		6,433,114

Machinery 1.5%
Caterpillar, Inc.	10,000	556,600
Ingersoll-Rand Co.	10,700	506,324
Paccar, Inc.	6,000	404,520
Danaher Corp.	5,900	401,495
Illinois Tool
Works, Inc.	5,400	355,590

		MARKET
		VALUE
	SHARES	(NOTE 1)

Dover Corp.	10,900	$326,564
Parker Hannifin Corp.	4,600	193,154
Crane Co.	3,100	70,153

Total Machinery		2,814,400

Road & Rail 0.9%
Burlington Northern
Santa Fe Corp.	28,100	799,164
Union Pacific Corp.	13,500	783,270
CSX Corp.	5,800	174,522

Total Road & Rail		1,756,956

Aerospace & Defense 0.9%
Lockheed
Martin Corp.	9,300	442,401
Honeywell International,
Inc.	15,700	421,545
United Technologies
Corp	5,400	382,482
General Dynamics
Corp.	3,600	261,000
Boeing Co.	6,400	219,648
Rockwell
Collins, Inc.	1,200	29,556

Total Aerospace & Defense		1,756,632

Electrical Equipment 0.8%
Rockwell
Automation, Inc.	28,299	674,648
American Power
Conversion*	39,400	614,246
Power One, Inc.*	23,000	164,450
Emerson Electric Co.	2,600	132,860

Total Electrical Equipment		1,586,204

Commercial Services & Supplies 0.5%
H&R Block, Inc.	13,500	583,875
Cendant Corp.*	19,500	357,240
Monster Worldwide,
Inc.*	3,000	59,190

Total Commercial Services
& Supplies		1,000,305

Air Freight & Couriers 0.3%
United Parcel Service,
Inc. — Class B	9,900	630,630

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 23

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Total Air Freight & Couriers		$630,630

Airlines 0.3%
Southwest
Airlines Co.	32,800	564,160

Total Airlines		564,160

Building Products 0.1%
Masco Corp.	7,300	174,105

Total Building Products		174,105

Total Industrials		16,716,506

ENERGY 4.8%
Oil & Gas 4.6%
Exxon Mobil Corp.	117,700	4,226,607
ConocoPhillips	23,700	1,298,760
Occidental Petroleum
Corp.	25,500	855,525
ChevronTexaco
Corp.	10,100	729,220
Apache Corp.	8,100	526,986
Devon Energy
Corp.	9,700	517,980
Sunoco, Inc.	13,499	509,452
Kerr-McGee Corp.	6,100	273,280
Marathon Oil Corp.	2,000	52,700

Total Oil & Gas		8,990,510

Energy Equipment & Services 0.2%
Halliburton Co.	14,000	322,000
Transocean, Inc.*	1,500	32,955

Total Energy Equipment
& Services		354,955

Total Energy		9,345,465

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication
Services 2.9%
Verizon Communications,
Inc.	65,399	2,579,991
SBC Communications,
Inc.	55,500	1,418,025
Sprint Corp. — FON
Group	48,200	694,080
BellSouth Corp.	16,700	444,721

		MARKET
		VALUE
	SHARES	(NOTE 1)

AT&T Corp.	18,900	$363,825
Qwest Communications
International*	23,700	113,286

Total Diversified Telecommunication
Services		5,613,928

Wireless Telecommunication Services
0.3%
Nextel Communications,
Inc.*	16,600	300,128
AT&T Wireless
Services, Inc.*	34,000	279,140
Sprint Corp. — PCS
Group*	2,700	15,525

Total Wireless
Telecommunication Services		594,793

Total Telecommunication
Services		6,208,721

UTILITIES 2.5%
Electric Utilities 1.6%
Entergy Corp.	16,200	855,036
Dominion Resources,
Inc./VA	6,200	398,474
Exelon Corp.	5,600	334,936
Constellation Energy
Group, Inc.	9,600	329,280
Public Service Enterprise
Group, Inc.	6,000	253,500
American Electric
Power Co., Inc.	6,700	199,861
Pinnacle West Capital
Corp.	4,100	153,545
TXU Corp.	6,700	150,415
Centerpoint Energy,
Inc.	17,401	141,818
Edison
International*	8,000	131,440
Xcel Energy, Inc.	6,300	94,752
Progress Energy, Inc.	700	30,730

Total Electric Utilities		3,073,787

Gas Utilities 0.5%
Sempra Energy	16,400	467,892
Kinder Morgan, Inc.	5,000	273,250

* Non-Income Producing Securities

See Notes to Financial Statements.

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

NiSource, Inc.	12,400	$235,600

Total Gas Utilities		976,742

Multi-Utilities 0.4%
Duke Energy Corp	16,000	319,200
Williams Cos., Inc.	20,099	158,782
The AES Corp.*	19,700	125,095
EL Paso Corp	7,700	62,216
Dynegy, Inc. —
Class A*	13,701	57,544

Total Multi-Utilities		722,837

Total Utilities		4,773,366

MATERIALS 2.3%
Chemicals 1.0%
Sigma-Aldrich
Corp	13,300	720,594
Praxair, Inc.	8,900	534,890
Du Pont EI de
Nemours & Co.	10,600	441,384
The Dow
Chemical Co.	8,500	263,160
Monsanto Co.	1,600	34,624

Total Chemicals		1,994,652

Metals & Mining 0.8%
Newmont
Mining Corp.	26,901	873,206
Freeport-McMoRan
Copper & Gold,
Inc.	19,300	472,850
Alcoa, Inc.	3,400	86,700
Nucor Corp.	200	9,770

Total Metals & Mining		1,442,526

Containers & Packaging 0.5%
Pactiv Corp.*	23,200	457,272
Bemis Co.	6,100	285,480
Sealed Air Corp.*	3,500	166,810

Total Containers &
Packaging		909,562

		MARKET
		VALUE
	SHARES	(NOTE 1)

Paper & Forest Products 0.0%
Louisiana-Pacific
Corp.*	2,800	$30,352
MeadWestvaco
Corp.	600	14,820

Total Paper & Forest Products		45,172

Total Materials		4,391,912

Total Common Stocks
(Cost $142,641,350)		159,895,817

	FACE
	AMOUNT

FEDERAL AGENCY DISCOUNT NOTES 4.7%
Federal Home Loan Bank
0.93% due
07/07/03	$4,000,000	3,999,378
Sallie Mae
0.95% due
07/01/03	5,000,000	5,000,000

Total Federal Agency Discount Notes
(Cost $8,999,378)		8,999,378

	CONTRACTS

OPTIONS PURCHASED 4.1%
Call Options on:
September 2003 S&P 500
Futures Contracts Expiring
September 2003 with
strike price of 600	85	7,911,375
Put Options on:
August 2003 S&P 500
Futures Contracts Expiring
August 2003 with strike
price of 600	1,285	16,062
August 2003 S&P 500
Futures Contracts
Expiring August 2003 with
strike price of 650	250	3,125

Total Options Purchased
(Cost $8,353,835)		7,930,562

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 25

TITAN 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

REPURCHASE AGREEMENTS 8.3%
Repurchase Agreement (Note 5)
1.08% due 07/01/03	$3,985,240	$3,985,240
0.99% due 07/01/03	3,985,240	3,985,240
0.95% due 07/01/03	3,985,240	3,985,240
0.85% due 07/01/03	3,985,240	3,985,240

Total Repurchase Agreements (Cost $15,940,960)		15,940,960

Total Investments 100% (Cost $175,935,523)		$192,766,717

		UNREALIZED
		GAIN (LOSS)
	CONTRACTS	(NOTE 1)

FUTURES CONTRACTS PURCHASED
September 2003 S&P 500 Mini Futures Contracts
(Aggregate Market Value of Contracts $150,776,250)	3,100	$(4,639,274)
September 2003 S&P 500 Futures Contracts
(Aggregate Market Value of Contracts $48,396,800)	199	(394,184)

(Total Futures Contracts Purchased $199,173,050)		$(5,033,458)

	UNITS

EQUITY INDEX SWAP AGREEMENTS
August 2003 S&P 500 Index Swap, Maturing 08/29/2003*
(Notional Value $1,703,681)	1,787	$38,753
July 2003 S&P 500 Index Swap, Maturing 07/25/2003*
(Notional Value $1,048,235)	1,066	(9,354)

(Total Notional Value $2,751,916)		$29,399

*Price Return based on S&P 500 Index +/- financing at a variable rate.

See Notes to Financial Statements.

TEMPEST 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE1)

FEDERAL AGENCY DISCOUNT NOTES 56.0%
Federal Home Loan Bank
1.17% due 07/25/03	$25,000,000	$24,980,500
1.16% due 07/25/03	50,000,000	49,961,333
1.18% due 07/23/03	50,000,000	49,963,945
0.93% due 07/07/03	50,000,000	49,992,250
Freddie Mac
1.17% due 08/07/03	25,000,000	24,969,938
1.17% due 07/08/03	50,000,000	49,988,625

Total Federal Agency Discount Notes (Cost $249,856,591)		249,856,591

	CONTRACTS

OPTIONS PURCHASED 9.0%
Put Options on:
September 2003 S&P 500 Futures Contracts
Expiring September 2003 with strike price of 1300	490	40,020,750
Call Options on:
August 2003 S&P 500 Futures Contracts
Expiring September 2003 with strike price of 1250	2,220	27,750
August 2003 S&P 500 Futures Contracts
Expiring September 2003 with strike price of 1150	450	11,250
August 2003 S&P 500 Futures Contracts
Expiring September 2003 with strike price of 1200	200	2,500
August 2003 S&P 500 Futures Contracts
Expiring September 2003 with strike price of 1270	1,035	—

Total Options Purchased (Cost $37,723,310)		40,062,250

	FACE
	AMOUNT

REPURCHASE AGREEMENTS 35.0%
Repurchase Agreement (Note 5)
1.08% due 07/01/03	$38,999,487	38,999,487
0.99% due 07/01/03	38,999,487	38,999,487
0.95% due 07/01/03	38,999,487	38,999,487
0.85% due 07/01/03	38,999,487	38,999,487

Total Repurchase Agreements (Cost $155,997,948)		155,997,948

Total Investments 100% (Cost $443,577,849)		$445,916,789

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 27

TEMPEST 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		UNREALIZED
		GAIN (LOSS)
	CONTRACTS	(NOTE 1)

FUTURES CONTRACTS SOLD SHORT
September 2003 S&P 500 Mini Futures Contracts
(Aggregate Market Value of Contracts $470,324,625)	9,670	$10,680,786
September 2003 S&P 500 Futures Contracts
(Aggregate Market Value of Contracts $401,036,800)	1,649	9,781,987

(Total Futures Contracts Sold Short $871,361,425)		$20,462,773

	UNITS

EQUITY INDEX SWAP AGREEMENTS
August 2003 S&P 500 Index Swap, Maturing 08/29/03*
(Notional Value $1,952,496)	2,048	$(44,684)
July 2003 S&P 500 Index Swap, Maturing 07/26/03*
(Notional Value $945,285)	969	541

(Total Notional Value $2,897,781)		$(44,143)

*Price Return based on S&P 500 Index +/- financing at a variable rate.

See Notes to Financial Statements.

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 80.5%
INFORMATION TECHNOLOGY 47.5%
Software 17.1%
Microsoft Corp.	905,202	$23,182,223
Oracle Corp.*	533,997	6,418,644
Intuit, Inc.*	87,804	3,909,912
Veritas Software
Corp.*	92,503	2,652,061
Symantec Corp.*	58,895	2,583,135
Adobe Systems, Inc.	58,701	1,882,541
BEA Systems, Inc..*	143,601	1,559,507
Electronic Arts, Inc.*	18,500	1,368,815
Siebel Systems, Inc.*	127,800	1,219,212
Citrix Systems, Inc.*	54,700	1,113,692
Mercury Interactive
Corp.*	24,895	961,196
Peoplesoft, Inc.*	33,200	583,988
Compuware Corp.*	94,600	545,842

Total Software		47,980,768

Semiconductor Equipment
& Products 11.6%
Intel Corp.	542,100	11,267,006
Maxim Integrated
Products	112,501	3,846,409
Linear Technology
Corp.	101,203	3,259,749
Xilinx, Inc.*	103,797	2,627,102
Kla - Tencor Corp.*	50,701	2,357,090
Applied Materials,
Inc.*	135,300	2,145,858
Altera Corp.*	101,700	1,667,880
QLogic Corp.*	31,098	1,502,966
Microchip Technology,
Inc.	49,497	1,212,677
Broadcom Corp.*	47,896	1,193,089
Novellus Systems,
Inc.*	22,000	805,662
Nvidia Corp.*	30,400	699,504

Total Semiconductor Equipment &
Products		32,584,992

Communications Equipment 8.9%
Cisco Systems, Inc.*	660,099	11,017,052
Qualcomm, Inc.	264,600	9,459,450

		MARKET
		VALUE
	SHARES	(NOTE 1)

Comverse Technology,
Inc.*	71,200	$1,070,136
Juniper Networks,
Inc.*	76,402	945,093
ADC Telecommunications,
Inc.*	354,095	824,333
Ciena Corp.*	114,600	594,774
JDS Uniphase
Corp.*	159,400	559,494
Telefonaktiebolaget
LM Ericsson*	40,800	433,704

Total Communications
Equipment		24,904,036

Computers & Peripherals 4.9%
Dell Computer
Corp.*	266,697	8,523,636
Apple Computer,
Inc.*	103,200	1,973,184
Sun Microsystems,
Inc.*	388,400	1,786,640
Network
Appliance, Inc.*	100,602	1,630,759

Total Computers &
Peripherals		13,914,219

Electronic Equipment
& Instruments 2.0%
Flextronics International,
Ltd.*	246,300	2,559,057
Molex, Inc.	46,100	1,244,239
Sanmina-SCI
Corp.*	176,500	1,113,715
CDW Corp.*	16,900	774,020

Total Electronic Equipment
& Instruments		5,691,031

IT Consulting & Services 1.6%
Paychex, Inc.	84,201	2,467,931
Fiserv, Inc.*	54,199	1,930,027

Total IT Consulting & Services		4,397,958

Internet Software & Services 1.4%
Yahoo!, Inc.*	107,899	3,534,771
VeriSign, Inc.*	31,000	428,730

* Non-Income Producing Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 29

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Total Internet Software
& Services		$3,963,501

Total Information
Technology
		133,436,505

HEALTH CARE 12.7%
Biotechnology 9.7%
Amgen, Inc.*	145,703	9,607,656
Chiron Corp.*	81,495	3,562,961
Medimmune, Inc.*	85,898	3,124,110
Genzyme Corp.— General
Division*	65,699	2,746,218
Biogen, Inc.*	54,398	2,067,124
IDEC Pharmaceuticals
Corp.*	43,102	1,465,468
Gilead Sciences,
Inc.*	25,000	1,389,500
Cephalon, Inc.*	30,404	1,251,429
Millennium Pharmaceuticals,
Inc.*	68,600	1,079,078
Human Genome Sciences,
Inc.*	46,397	590,170
ICOS Corp.*	13,698	503,402

Total Biotechnology		27,387,116

Health Care Equipment & Supplies 1.3%
Biomet, Inc.	113,103	3,241,532
Dentsply International,
Inc.	8,100	331,290

Total Health Care
Equipment & Supplies		3,572,822

Health Care Providers
& Services 0.9%
Express Scripts,
Inc.*	14,400	982,224
Patterson Dental
Co.*	16,204	735,337
Lincare Holdings,
Inc.*	17,500	551,425
First Health Group
Corp.*	13,500	372,600

Total Health Care
Providers & Services		2,641,586

		MARKET
		VALUE
	SHARES	(NOTE 1)

Pharmaceuticals 0.8%
Teva Pharmaceutical
Industries	37,200	$2,117,796

Total Pharmaceuticals		2,117,796

Total Health Care		35,719,320

CONSUMER DISCRETIONARY 12.7%
Internet & Catalog Retail 4.7%
eBay, Inc.*	55,100	5,740,318
Interactive Corp.*	129,898	5,140,064
Amazon.Com,
Inc.*	64,497	2,353,496

Total Internet &
Catalog Retail		13,233,878

Media 4.0%
Comcast Corp. —
Class A*	228,103	6,884,148
Echostar Communications
Corp.*	61,198	2,118,675
PanAmSat Corp.*	52,004	958,434
Lamar Advertising
Co.*	23,997	844,934
Pixar, Inc.*	8,900	541,476

Total Media		11,347,667

Specialty Retail 2.4%
Bed Bath &
Beyond, Inc.*	92,598	3,593,728
Staples, Inc.*	77,997	1,431,245
Ross Stores, Inc.	22,904	978,917
Petsmart, Inc.*	39,000	650,130

Total Specialty Retail		6,654,020

Hotels Restaurants & Leisure 1.1%
Starbucks Corp.*	123,204	3,020,962

Total Hotels Restaurants
& Leisure		3,020,962

Multiline Retail 0.4%
Dollar Tree
Stores, Inc.*	32,302	1,024,943

Total Multiline Retail		1,024,943

Auto Components 0.1%
Gentex Corp.*	14,002	428,601

* Non-Income Producing Securities

See Notes to Financial Statements.

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (continued) June 30, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Total Auto Components		$428,601

Total Consumer
Discretionary		35,710,071

INDUSTRIALS 3.8%
Commercial Services & Supplies 1.9%
Apollo Group, Inc.*	42,798	2,643,205
Cintas Corp.	54,704	1,938,710
Monster Worldwide,
Inc.*	37,895	747,668

Total Commercial
Services & Supplies		5,329,583

Machinery 0.8%
Paccar, Inc.	32,003	2,157,642

Total Machinery		2,157,642

Air Freight &
Couriers 0.4%
Expeditors International
Washington, Inc.	20,497	710,016
C.H. Robinson
Worldwide, Inc.	15,200	540,512

Total Air Freight & Couriers		1,250,528

Trading Companies
& Distributors 0.3%
Fastenal Co.	23,799	807,738

Total Trading Companies
& Distributors		807,738

Airlines 0.2%
Ryanair Holdings PLC —
SP ADR*	11,900	534,310

Total Airlines		534,310

Electrical Equipment 0.2%
American Power
Conversion*	32,899	512,896

Total Electrical Equipment		512,896

Total Industrials		10,592,697

		MARKET
		VALUE
SHARES		(NOTE 1)

TELECOMMUNICATION SERVICES 2.0%
Wireless Telecommunication
Services 2.0%
Nextel Communications,
Inc.*	307,204	$5,554,248

Total Wireless
Telecommunication
Services	5,554,248

Total Telecommunication
Services	5,554,248

CONSUMER STAPLES 1.0%
Food & Drug Retailing 1.0%
Costco Wholesale
Corp.*	59,904	2,192,486
Whole Foods
Market, Inc.*	12,003	570,503

Total Food & Drug Retailing		2,762,989

Total Consumer Staples		2,762,989

MATERIALS 0.6%
Chemicals 0.3%
Sigma-Aldrich
Corp.	15,200	823,536

Total Chemicals		823,536

Containers & Packaging 0.3%
Smurfit-Stone Container
Corp.*	61,602	802,674

Total Containers & Packaging		802,674

Total Materials		1,626,210

ENERGY 0.2%
Energy Equipment & Services 0.2%
Patterson-UTI
Energy, Inc.*	21,101	683,672

Total Energy Equipment
& Services		683,672

Total Energy		683,672

Total Common Stocks
(Cost $180,289,685)		226,085,712

* Non-Income Producing Securities
ADR—American Depository Receipt

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 31

VELOCITY 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 16.0%
Fannie Mae
0.90% due 07/02/03	$45,000,000	$44,998,873

Total Federal Agency Discount Notes
(Cost $44,998,873)		44,998,873

REPURCHASE AGREEMENTS 3.5%
Repurchase Agreement (Note 5)
1.08% due 07/01/03	2,459,886	2,459,886
0.99% due 07/01/03	2,459,886	2,459,886
0.95% due 07/01/03	2,459,886	2,459,886
0.85% due 07/01/03	2,459,886	2,459,886

Total Repurchase Agreements (Cost $9,839,544)		9,839,544

Total Investments 100% (Cost $235,128,102)		$280,924,129

		UNREALIZED
		GAIN (LOSS)
	CONTRACTS	(NOTE1)

FUTURES CONTRACTS PURCHASED
September 2003 Nasdaq 100 Futures Contracts
(Aggregate Market Value of Contracts $64,240,200)	534	$(803,450)
September 2003 Nasdaq 100 Mini Futures Contracts
(Aggregate Market Value of Contracts $43,891,250)	1,825	(452,517)

(Total Futures Contracts Purchased $108,131,450)		$(1,255,967)

	UNITS

EQUITY INDEX SWAP AGREEMENTS
July 2003 Nasdaq 100 Index Swap, Maturing 07/24/03*
(Notional Value $147,589,949)	123,094	$304,098
July 2003 Nasdaq 100 Index Swap, Maturity 07/23/03*
(Notional Value $117,569,945)	107,793	9,886,822

(Total Notional Value $265,159,894)		$10,190,920

* Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

See Notes to Financial Statements.

VENTURE 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 68.0%
Fannie Mae
0.90% due 07/02/03	$84,000,000	$83,997,900
Federal Farm Credit
0.95% due 07/02/03	50,000,000	49,998,681
0.95% due 07/08/03	50,000,000	49,990,765
Sallie Mae
0.95% due 07/01/03	50,000,000	50,000,000

Total Federal Agency Discount Notes (Cost $233,987,346)		233,987,346

	CONTRACTS

OPTIONS PURCHASED 2.9%
Put Options on:
September 2003 Nasdaq 100 Futures Contracts
Expiring September 2003 with strike price of 1600	250	9,900,000
Call Options on:
July 2003 Nasdaq 100 Futures Contracts
Expiring July 2003 with strike price of 1600	850	—

Total Options Purchased
(Cost $9,161,650)		9,900,000

	FACE
	AMOUNT

REPURCHASE AGREEMENTS 29.1%
Repurchase Agreement (Note 5)
1.08% due 07/01/03	$25,078,682	25,078,682
0.99% due 07/01/03	25,078,682	25,078,682
0.95% due 07/01/03	25,078,682	25,078,682
0.85% due 07/01/03	25,078,682	25,078,682

Total Repurchase Agreements (Cost $100,314,728)		100,314,728

Total Investments 100% (Cost $343,463,724)		$344,202,074

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 33

VENTURE 100 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (concluded) June 30, 2003

		UNREALIZED
		GAIN (LOSS)
	CONTRACTS	(NOTE 1)

FUTURES CONTRACTS SOLD SHORT
September 2003 Nasdaq 100 Futures Contracts
(Aggregate Market Value of Contracts $65,924,400)	548	$852,940
September 2003 Nasdaq 100 Mini Futures Contracts
(Aggregate Market Value of Contracts $59,523,750)	2,475	1,000,601

(Total Futures Contracts Sold Short $125,448,150)		$1,853,541

	UNITS

EQUITY INDEX SWAP AGREEMENTS
July 2003 Nasdaq 100 Index Swap, Maturing 07/23/2003*
(Notional Value $300,772,719)	278,491	$(20,059,629)
July 2003 Nasdaq 100 Index Swap, Maturing 07/23/2003*
(Notional Value $4,494,031)	219,086	4,494,031

(Total Notional Value $305,266,750)		$(15,565,598)

*Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

Titan 500
Master
Portfolio

ASSETS
Securities at Value* (Notes 1, 2 and 5)	$192,766,717
Receivable for Futures Contracts Settlement (Note 1)	—
Receivable for Equity Index Swap Settlement (Note 1)	29,399
Investment Income Receivable (Note 1)	192,126
Cash in Custodian Bank	—
Segregated Cash with Broker	9,951,407
Receivable for Securities Sold (Note 1)	—
Receivable for Shares Purchased	3,505,734

Total Assets	206,445,383

LIABILITIES
Investment Advisory Fee Payable (Note 4)	154,120
Payable for Equity Index Swap Settlement (Note 1)	—
Payable for Futures Contracts Settlement (Note 1)	116,375
Liability for Shares Redeemed	15,534,097
Custody Fees Payable	6,850
Payable to "Feeder" Fund	1,307

Total Liabilities	15,812,749

Net Assets (Note 9)	$190,632,634

Shares Outstanding	9,016,941
Net Asset Value Per Share	$21.14

* The cost of Securities at Value is $175,935,523, $443,577,849, $235,128,102 and $343,463,724, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 35

June 30, 2003

Tempest 500	Velocity 100	Venture 100
Master	Master	Master
Portfolio	Portfolio	Portfolio

$445,916,789	$280,924,129	$344,202,074
458,790	28,483	28,333
—	11,939,037	—
4,193	5,106	2,696
20,823	—	—
51,621,040	13,377,225	44,902,725
—	7,995,771	—
9,690,775	—	20,271,017

507,712,410	314,269,751	409,406,845

346,883	228,156	251,340
44,142	—	29,138,599
—	—	—
5,163,410	8,975,712	—
15,417	10,253	11,171
455	378	586

5,570,307	9,214,499	29,401,696

$502,142,103	$305,055,252	$380,005,149

7,882,879	44,129,393	8,781,063
$63.70	$6.91	$43.28

STATEMENTS OF OPERATIONS (Unaudited)

Titan 500
Master
Portfolio

INVESTMENT INCOME
Interest (Note 1)	$169,261
Dividends, Net of Foreign Tax Withheld* (Note 1)	1,074,011

Total Income	1,243,272

EXPENSES
Advisory Fees (Note 4)	730,606
Custodian Fees	32,853
Tax Expense	4,056

Total Expenses	767,515

Net Investment Income (Loss)	475,757

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1)
Net Realized Gain (Loss) on:
Investment Securities	2,365,588
Equity Index Swaps	131,554
Futures Contracts	13,446,374

Total Net Realized Gain (Loss)	15,943,516

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	10,213,456
Equity Index Swaps	142,983
Futures Contracts	(2,001,747)

Net Change in Unrealized Appreciation (Depreciation)	8,354,692

Net Gain (Loss) on Investments	24,298,208

Net Increase (Decrease) in Net Assets from Operations	$24,773,965

* Net of foreign tax withheld of $0, $0, $943 and $0, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 37

Period Ended June 30, 2003

Tempest 500	Velocity 100	Venture 100
Master	Master	Master
Portfolio	Portfolio	Portfolio

$2,589,180	$373,574	$2,220,700
–	151,587	–

2,589,180	525,161	2,220,700

2,203,571	1,084,458	1,665,388
98,415	48,636	72,918
–	–	–

2,301,986	1,133,094	1,738,306

287,194	(607,933)	482,394

(15,379,979)	(5,842,589)	(5,979,535)
(160,365)	31,137,230	(119,673,431)
(150,652,526)	6,171,787	(39,380,745)

(166,192,870)	31,466,428	(165,033,711)

1,102,393	31,526,798	821,450
(132,918)	12,324,345	(21,673,769)
6,791,104	(40,758)	(1,425,859)

7,760,579	43,810,385	(22,278,178)

(158,432,291)	75,276,813	(187,311,889)

$(158,145,097)	$74,668,880	$(186,829,495)

STATEMENTS OF CHANGES IN NET ASSETS

	Titan 500 Master Portfolio

	Period	Year
	Ended	Ended
	June 30,	December 31,
	2003*	2002

FROM OPERATIONS
Net Investment Income (Loss)	$475,757	$882,754
Net Realized Gain (Loss) on Investments	15,943,516	(69,877,588)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	8,354,692	(7,017,110)

Net Increase (Decrease) in Net Assets from Operations	24,773,965	(76,011,944)

Distributions to Shareholders:	—	—

Share Transactions
Net Proceeds from Shares Purchased	1,104,826,592	2,467,131,292
Net Value of Shares Purchased through
Dividend Reinvestment	—	—
Net Cost of Shares Redeemed	(1,075,269,275)	(2,360,272,198)

Net Increase in Net Assets From
Share Transactions	29,557,317	106,859,094

Net Increase (Decrease) in Net Assets	54,331,282	30,847,150
NET ASSETS—Beginning of Period	136,301,352	105,454,202

NET ASSETS—End of Period	$190,632,634	$136,301,352

Transactions in Shares
Shares Purchased	60,908,730	100,181,659
Shares Purchased through Reinvestment	—	—

Total Purchased	60,908,730	100,181,659
Shares Redeemed	(59,585,139)	(95,692,630)

Net Shares Purchased	1,323,591	4,489,029

* Unaudited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 39

Tempest 500 Master Portfolio		Velocity 100 Master Portfolio		Venture 100 Master Portfolio

Period	Year	Period	Year	Period	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2003*	2002	2003*	2002	2003*	2002

$287,194	$1,263,944	$(607,933)	$(526,754)	$482,394	$1,537,468
(166,192,870)	53,703,602	31,466,428	(218,815,815)	(165,033,711)	61,539,747

7,760,579	18,632,735	43,810,385	(13,910,168)	(22,278,178)	10,053,108

(158,145,097)	73,600,281	74,668,880	(233,252,737)	(186,829,495)	73,130,323

—	—	—	—	—	—

1,286,950,756	1,713,423,097	904,562,844	2,035,285,849	1,188,676,211	2,272,920,924

—	—	—	—	—	—
(984,612,695)	(1,558,685,589)	(852,550,936)	(1,836,730,194)	(944,033,002)	(2,166,033,395)

302,338,061	154,737,508	52,011,908	198,555,655	244,643,209	106,887,529

144,192,964	228,337,789	126,680,788	(34,697,082)	57,813,714	180,017,852
357,949,139	129,611,350	178,374,464	213,071,546	322,191,435	142,173,583

$502,142,103	$357,949,139	$305,055,252	$178,374,464	$380,005,149	$322,191,435

16,456,410	22,609,264	158,791,855	274,667,642	20,913,990	32,520,100
—	—	—	—	—	—

16,456,410	22,609,264	158,791,855	274,667,642	20,913,990	32,520,100
(12,847,168)	(20,480,404)	(150,951,615)	(252,176,071)	(16,560,506)	(31,071,205)

3,609,242	2,128,860	7,840,240	22,491,571	4,353,484	1,448,895

FINANCIAL HIGHLIGHTS

	Titan 500
	Master Portfolio

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003†		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$17.72		$32.91

Net Investment Income	.05		.14
Net Realized and Unrealized Gains (Losses) on Securities	3.37		(15.33)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	3.42		(15.19)
Distributions to Feeder Funds:
From Net Investment Income	—		—
From Return of Capital	—		—

Net Increase (Decrease) in Net Asset Value	3.42		(15.19)

Net Asset Value—End of Period	$21.14		$17.72

Total Investment Return	19.30%		(46.16)%
Ratios To Average Net Assets:
Gross Expenses	0.94	%**	0.94%
Net Expenses	0.94	%**	0.94%
Net Investment Income	0.58	%**	0.64%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***		354%	1,227%
Net Assets, End of Period (000's omitted)	$190,633		$136,301

†	Unaudited
*	Since the commencement of operations: January 1, 2001—Titan 500 Master Portfolio and Tempest 500 Master Portfolio.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.The Tempest Master Portfolio typically holds most of its investments in options and futures contracts which are deemed short-term securities.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT 41

Titan 500	Tempest 500
Master Portfolio	Master Portfolio

Year	Period		Year	Year
Ended	Ended		Ended	Ended
December 31,	June 30,		December 31,	December 31,
2001*	2003†		2002	2001*

$50.00	$83.76		$60.43	$50.00

.76	.04		.41	.81
(17.21)	(20.10)		22.92	10.00

(16.45)	(20.06)		23.33	10.81

(.03)	—		—	(.38)
(.61)	—		—	—

(17.09)	(20.06)		23.33	10.43

$32.91	$63.70		$83.76	$60.43

(33.19)%	(23.95)%		38.61%	21.69%

1.19%	0.94	%**	0.94%	0.91%
1.19%	0.94	%**	0.94%	0.91%
1.50%	0.12	%**	0.52%	1.93%

1,494%	—		—	—
$105,454	$502,142		$357,949	$129,611

FINANCIAL HIGHLIGHTS (concluded)

	Velocity 100
	Master Portfolio

	Period		Year
	Ended		Ended
	June 30,		December 31,
	2003†		2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$4.92		$15.44

Net Investment Income (Loss)	(.01)		(.02)
Net Realized and Unrealized Gains (Losses) on Securities	2.00		(10.50)

Net Increase (Decrease) in Net Asset Value
Resulting from Operations	1.99		(10.52)
Distributions to Feeder Funds:
From Net Investment Income	—		—

Net Increase (Decrease) in Net Asset Value	1.99		(10.52)

Net Asset Value—End of Period	$6.91		$4.92

Total Investment Return	40.45%		(68.13)%
Ratios To Average Net Assets:
Gross Expenses	0.94	%**	0.94%
Net Expenses	0.94	%**	0.94%
Net Investment Income (Loss)	(0.50	)%**	(0.27)%

SUPPLEMENTARYDATA:
Portfolio Turnover Rate***	290%		298%
Net Assets, End of Period (000's omitted)	$305,055		$178,374

†	Unaudited
*	Since the commencement of operations: January 1, 2001—Velocity 100 Master Portfolio and Venture 100 Master Portfolio.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.TheVenture Master Portfolio typically holds most of its investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT 43

Velocity 100			Venture 100
Master Portfolio			Master Portfolio

Year	Period		Year	Year
Ended	Ended		Ended	Ended
December 31,	June 30,		December 31,	December 31,
2001*	2003†		2002	2001*

$50.00	$72.77		$47.73	$50.00

.09	.05		.47	.45
(34.65)	(29.54)		24.57	(2.51)

(34.56)	(29.49)		25.04	(2.06)

—	—		—	(.21)

(34.56)	(29.49)		25.04	(2.27)

$15.44	$43.28		$72.77	$47.73

(69.12)%	(40.52)%		52.46%	(4.31)%

0.97%	0.94	%**	0.94%	0.89%
0.97%	0.94	%**	0.94%	0.89%
0.74%	0.26	%**	0.67%	2.52%

733%	—		—	—
$213,072	$380,005		$322,191	$142,174

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

The Rydex Dynamic Funds (the “Trust”) are registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company, and are authorized to issue an unlimited number of shares.The Trust consists of four separate Master Portfolios (the “Master Portfolios”) and four separate Feeder Funds (the “Feeder Funds”) (See Note 3).The Feeder Funds offer two classes of shares, H Class Shares and C Class Shares.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Trust.

A.The Trust calculates a net asset value per share (“NAV”) twice each business day, first in the morning and again in the afternoon.The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange (currently 4:00 p.m., Eastern Time).The NAV is calculated using the current market value of each Feeder Fund’s and Master Portfolio’s total assets as of the respective time of calculation.

B. All equity securities are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (New York Stock Exchange or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers.The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price as of 10:45 a.m. and 4:00 p.m. on the valuation date. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily NAV.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

SEMI-ANNUAL REPORT 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

D.When a Master Portfolio engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability.The amount of the liability is subsequently marked to market to reflect the market value of the short sale.The Master Portfolio maintains a segregated account of securities as collateral for short sales.The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. Upon the purchase of an option by a Master Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily.When a purchased option expires, the Master Portfolio will realize a loss in the amount of the cost of the option. When a Master Portfolio enters into a closing sale transaction, the Master Portfolio will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.When a Master Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.When a Master Portfolio exercises a call option, the cost of the security that the Master Portfolio purchases upon exercise will be increased by the premium originally paid.When a Master Portfolio writes (sells) an option, an amount equal to the premium received is entered in the Master Portfolio’s accounting records as an asset and equivalent liability.The amount of the liability is subsequently marked to market to reflect the current value of the option written.When an option expires, or if a Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F.The Master Portfolio may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Master Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G.The Master Portfolio may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses of the Feeder Funds are allocated to the classes of the Feeder Funds based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. Distributions to shareholders are recorded on the ex-dividend date.

I.The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. Financial Instruments

As part of its investment strategy, the Master Portfolio may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements.These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities.The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised.The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.The Master Portfolios have established counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Master Portfolio will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Master

SEMI-ANNUAL REPORT 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Portfolio does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.The Master Portfolios have established counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Master Portfolios are required to maintain collateral in various forms.The Master Portfolios use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Master Portfolio.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; and 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the potential of counterparty default.

3. Master-Feeder Arrangement

Effective after the close of business on December 31, 2000, the Titan 500 Fund, the Tempest 500 Fund, the Velocity 100 Fund, and the Venture 100 Fund, were reorganized into a ‘master-feeder arrangement.’ Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Titan 500 Fund would act as a “feeder fund,” holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund’s investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses.The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read with the Funds’ financial statements.The percentage of Titan 500 Master Portfolio,Tempest 500 Master Portfolio,Velocity 100 Master Portfolio, and Venture 100 Master Portfolio owned by the Titan 500 Fund,Tempest 500 Fund,Velocity 100 Fund, and Venture 100 Fund, respectively, at June 30, 2003, was 100 percent.

4. Fees And Other Transactions With Affiliates

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the “Advisor”), an affiliated entity, investment advisory fees that are calculated at an annualized rate of 0.90% of the average daily net assets of each of the Master Portfolios. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the “Servicer”), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of 0.25% of the average

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

daily net assets of each of the Feeder Funds.The Servicer also provides accounting services to the Trust. For the period January 2, 2003 through May 31, 2003, these services were calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets of the Feeder Funds, 0.075% on the next $250 million of the average daily net assets of the Feeder Funds, 0.05% on the next $250 million of the average daily net assets of the Feeder Funds, and 0.03% on the average daily net assets over $750 million of each of the Feeder Funds. Starting June 1, 2003, the fees for these services were calculated at an annualized rate of 0.15% of the average daily net assets of the Feeder Funds. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to its H Class Shares that allows the Feeder Funds to pay distribution fees to Rydex Distributors, Inc. (the “Distributor”), an affiliated entity, and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Feeder Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940.The Distributor will, in turn, pay the Service Provider out of its fees.

The Trust has adopted a Distribution and Shareholder Services Plan (the “C Class Plan”) applicable to its C Class Shares that allows the Feeder Funds to pay annual distribution and service fees of 1.00% of the Funds’ average daily net assets.The annual 0.25% service fee compensates your financial advisor for providing on-going services to you. Rydex Distributors, Inc. (the “Distributor”) retains the service and distribution fees on accounts with no authorized dealer of record.The annual 0.75% distribution fee reimburses the Distributor for paying your financial advisor an ongoing sales commission.The Distributor advances the first year’s service and distribution fees. Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

For the first three years of the Trust’s operations (through May 18, 2003), the Advisor voluntarily agreed to maintain the actual Total Operating Expenses of the Dynamic Feeder Funds at an “expense cap” of 1.75% for H Class Shares and 2.50% for C Class Shares, respectively.This means that the Advisor reimbursed certain expenses of the Feeder Funds so that expenses did not exceed 1.75% for H Class Shares or 2.50% for C Class Shares, respectively. Because the Advisor’s agreement to maintain an expense cap was voluntary, the Advisor could have discontinued all or part of its reimbursements at any time. In addition, since it became unnecessary for the Advisor to make reimbursements, the Advisor was able to retain the difference between the Total Annual Operating Expenses of any Feeder Fund and the “expense cap” (before sales charge specifically pertaining to C Class shares is calculated) to recapture its prior reimbursements.

SEMI-ANNUAL REPORT 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Through May 18, 2003, the following amounts were reimbursed and subsequently recaptured by the Advisor:

	Total	Total	Remaining
	Expenses	Expenses	Expenses
	Reimbursed	Recaptured	Subject to
	by Advisor	by Advisor	Recapture

Titan 500 Fund	$228,326	$228,326	$0
Tempest 500 Fund	109,653	109,653	0
Velocity 100 Fund	206,235	206,235	0
Venture100 Fund	122,072	122,072	0

Total	$666,286	$666,286	$0

5. Repurchase Agreements

The Master Portfolio transfers uninvested cash balances into a single joint account, along with uninvested cash of the Rydex Series Funds, a separate Trust, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U. S.Treasury or U.S. Government Agencies.The collateral is in the possession of the Master Portfolio’s custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of June 30, 2003 are as follows:

Counterparty	Terms of Agreement	FaceValue	MarketValue	MaturityValue

Paine Webber, Inc.	1.07% due 7/1/03	$200,000,000	$200,000,000	$200,005,863
Morgan Stanley, Inc.	0.99% due 7/1/03	200,000,000	200,000,000	200,054,247
U.S. Bank NA	0.95% due 7/1/03	200,000,000	200,000,000	200,005,205
Salomon Smith Barney, Inc.	0.85% due 7/1/03	200,000,000	200,000,000	200,004,658

			$800,000,000	$800,069,973

As of June 30, 2003, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Range of Rates	Par Value	Market Value

U. S.Treasury Bill	0.000%	$183,210,000	$183,072,975
U. S.Treasury Notes	0.000% - 4.250%	5,008,518	5,934,538
U. S.Treasury Bonds	3.375% - 8.125%	353,103,749	425,152,165
Ginnie Mae	5.000%	200,000,000	204,021,739

			$818,181,417

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred.There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights.The Trust’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6. Federal Income Tax Information

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders.Therefore, no provision for Federal income taxes is required. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.These differences are primarily due to differing treatments for futures and options, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain swap contracts.These reclassifications have no effect on net assets or net asset values per share.Any taxable gain remaining at fiscal year end is distributed in the following year.

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At June 30, 2003, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	(Loss)	Gain (Loss)
——––
Titan 500 Fund	$155,211,468	$35,421,166	$—	$35,421,166
Titan 500 Master Portfolio	171,689,638	22,051,227	(974,148)	21,077,079
Tempest 500 Fund	667,438,650	—	(165,296,547)	(165,296,547)
Tempest 500 Master Portfolio	443,577,849	2,416,310	(77,370)	2,338,940
Velocity 100 Fund	206,603,704	98,451,548	—	98,451,548
Velocity 100 Master Portfolio	242,387,779	38,663,747	(127,397)	38,536,350
Venture 100 Fund	524,406,142	—	(144,400,993)	(144,400,993)
Venture 100 Master Portfolio	343,463,724	754,000	(15,650)	738,350

Post-October Losses Deferred

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2002, $4,544,972, $303,234, $1,306,156, $16,345,912, $3,503,367, and $5,772,444, of realized capital losses reflected in the accompanying financial statements were recognized for federal income tax purposes in 2003 for Titan 500 Master Portfolio,Tempest 500 Fund,Tempest 500 Master Portfolio,Velocity 100 Master Portfolio,Venture 100 Fund,Venture 100 Master Portfolio, respectively.

SEMI-ANNUAL REPORT 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

7. Securities Transactions

During the period ended June 30, 2003, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

	Titan 500	Tempest 500	Velocity 100	Venture 100
	Master	Master	Master	Master
	Portfolio	Portfolio	Portfolio	Portfolio

Purchases	$491,259,627	$—	$561,325,352	$—
Sales	$458,188,333	$—	$487,982,892	$—

8. Share Transactions

The Trust is authorized to distribute an unlimited number of shares.Transactions in shares for the period ended June 30, 2003 were:

H Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	222,073,636	37,341,659	243,164,626	65,904,906
Purchased through Dividend
Reinvestment	—	—	—	—

Total Purchased	222,073,636	37,341,659	243,164,626	65,904,906
Shares Redeemed	(233,662,404)	(34,407,947)	(240,318,064)	(61,796,321)

Net Shares Purchased
(Redeemed)	(11,588,768)	2,933,712	2,846,562	4,108,585

C Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	49,751,033	3,071,244	13,208,710	6,618,248
Purchased through Dividend
Reinvestment	—	—	—	—

Total Purchased	49,751,033	3,071,244	13,208,710	6,618,248
Shares Redeemed	(49,891,876)	(2,731,617)	(12,089,034)	(6,265,994)

Net Shares Purchased
(Redeemed)	(140,843)	339,627	1,119,676	352,254

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Transactions in shares for the year ended December 31, 2002 were:

H Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	1,406,986,545	58,297,083	383,437,149	92,457,192
Purchased through Dividend
Reinvestment	—	26,296	—	103,657

Total Purchased	1,406,986,545	58,323,379	383,437,149	92,560,849
Shares Redeemed	(1,376,143,455)	(56,542,800)	(373,479,281)	(91,174,040)

Net Shares Purchased	30,843,090	1,780,579	9,957,868	1,386,809

C Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	133,207,587	2,863,370	22,749,805	8,316,561
Purchased through Dividend
Reinvestment	—	1,762	—	3,759

Total Purchased	133,207,587	2,865,132	22,749,805	8,320,320
Shares Redeemed	(130,050,261)	(2,700,924)	(21,653,153)	(8,120,525)

Net Shares Purchased	3,157,326	164,208	1,096,652	199,795

Transactions in dollars for the period ended June 30, 2003 were:

H Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	$2,159,466,672	$3,249,610,604	$2,846,176,012	$3,650,819,049
Purchased through Dividend
Reinvestment	—	—	—	—

Total Purchased	2,159,466,672	3,249,610,604	2,846,176,012	3,650,819,049
Shares Redeemed	(2,151,472,766)	(2,975,562,316)	(2,807,772,052)	(3,423,746,184)

Net Change	$7,993,906	$274,048,288	$38,403,960	$227,072,865

C Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	$464,150,195	$256,455,638	$153,834,996	$351,777,199
Purchased through Dividend
Reinvestment	—	—	—	—

Total Purchased	464,150,195	256,455,638	153,834,996	351,777,199
Shares Redeemed	(441,817,824)	(226,114,265)	(139,182,284)	(332,616,380)

Net Change	$22,332,371	$30,341,373	$14,652,712	$19,160,819

SEMI-ANNUAL REPORT 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Transactions in dollars for the year ended December 31, 2002 were:

H Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	$4,427,214,697	$5,053,668,284	$5,487,932,204	$6,621,723,840
Purchased through Dividend
Reinvestment	—	2,415,543	—	7,235,273

Total Purchased	4,427,214,697	5,056,083,827	5,487,932,204	6,628,959,113
Shares Redeemed	(4,333,260,202)	(4,909,823,357)	(5,300,187,455)	(6,526,371,421)

Net Change	$93,954,495	$146,260,470	$187,744,749	$102,587,692

C Class:
	Titan 500	Tempest 500	Velocity 100	Venture 100
	Fund	Fund	Fund	Fund

Shares Purchased	$372,668,555	$253,553,453	$307,305,492	$596,479,748
Purchased through Dividend
Reinvestment	—	159,831	—	260,062

Total Purchased	372,668,555	253,713,284	307,305,492	596,739,810
Shares Redeemed	(358,941,847)	(240,400,462)	(294,567,206)	(581,983,611)

Net Change	$13,726,708	$13,312,822	$12,738,286	$14,756,199

9. Net Assets

At June 30, 2003 net assets consisted of:

	Titan	Titan 500	Tempest	Tempest
	500	Master	500	500 Master
	Fund	Portfolio	Fund	Portfolio

Paid-In-Capital	$279,607,719	$303,473,132	$617,937,766	$661,504,580
Undistributed Net Investment
Income (Loss)	(743,396)	706,572	(2,053,376)	287,194
Accumulated Net Realized Loss
on Investments	(82,435,377)	(125,374,205)	(74,211,355)	(182,407,241)
Net Unrealized Appreciation
(Depreciation) on Investments,
Equity Index Swaps,Options
and Futures Contracts	(5,865,218)	11,827,135	(39,734,005)	22,757,570

Net Assets	$190,563,728	$190,632,634	$501,939,030	$502,142,103

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

		Velocity 100		Venture 100
	Velocity 100	Master	Venture 100	Master
	Fund	Portfolio	Fund	Portfolio

Paid-In-Capital	$650,959,655	$472,909,421	$572,479,330	$577,015,258
Undistributed Net Investment
Income (Loss)	(1,040,976)	(607,933)	(1,571,840)	482,394
Accumulated Net Realized Loss
on Investments	(349,784,713)	(221,977,216)	(159,007,740)	(184,518,796)
Net Unrealized Appreciation
(Depreciation) on Investments,
Equity Index Swaps, Options
and Futures Contracts	4,806,750	54,730,980	(32,038,302)	(12,973,707)

Net Assets	$304,940,716	$305,055,252	$379,861,448	$380,005,149

10.Titan 500 Fund Reverse Stock Split

Effective April 21, 2003, the Titan 500 Fund, H Class shares and C Class shares, underwent a 1-for-3 reverse split.The effect of this transaction was to divide the number of outstanding shares by three, while multiplying the net asset value per share by three. There was no change in the aggregate market value of the outstanding shares as a result of this transaction.

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9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexfunds.com

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) There were no significant deficiencies in the design or operation of the internal controls of the Trust or PADCO Advisors, Inc., the investment advisor and manager of the Trust which would have adversely affected the ability of the Trust, or PADCO Advisors, Inc. on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and PADCO Advisors, Inc. has identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of PADCO Advisors, Inc., Rydex Distributors, Inc., or the Trust who have a significant role in the Trust’s internal controls that has come to the attention of PADCO Advisors, Inc. or the officers of the Trust.

(b) There were no significant changes in PADCO Advisors, Inc.’s internal controls that apply to the Trust or in other factors with respect to the Trust that could significantly affect the Trust’s or PADCO Advisors, Inc.’s internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Trust or PADCO Advisors, Inc. during such period.

Item 10. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Rydex Dynamic Fund

By (Signature and Title)*       /s/ Albert P. Viragh, Jr.
                                                 Albert P. Viragh, Jr., President

Date       August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Albert P. Viragh, Jr.
                                                Albert P. Viragh, Jr., President

Date       August 22, 2003

By (Signature and Title)*      /s/ Carl G. Verboncoeur
                                                Carl G. Verboncoeur, Vice President & Treasurer

Date       August 22, 2003

* Print the name and title of each signing officer under his or her signature.